Total
Emerging Markets Equity Fund
FUND SUMMARY: EMERGING MARKETS EQUITY FUND
Investment Objective
The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Emerging Markets Equity Fund Emerging Markets Equity Fund
Investment Advisory Fees	0.87%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.30%	[1]
[1]	The expense information in the fee table has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective May 1, 2020. As such, the Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, which reflect the prior Investment Advisory Fee rate for January 1, 2020 through April 30, 2020.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund | Emerging Markets Equity Fund | USD ($)	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent
fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategy
The Fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the Fund are those of issuers that, in the opinion of the
Sub-Adviser,
are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization, but are expected to be primarily large-capitalization issuers. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the Fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the
Sub-Adviser
primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenues are generated. This evaluation is conducted to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2021, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk.
  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Emerging Markets Risk
.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Foreign Investment Risk.
  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Liquidity Risk.
  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Geographic Focus Risk.
  The Fund may be less diversified across countries or geographic regions. The Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
China.
  The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions
and
policy in
China
and surrounding Asian countries. Although the
Chinese economy has grown rapidly during recent years and
the
Chinese government has implemented significant economic reforms to liberalize trade policy, promote
foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The economy of China differs in many respects from the U.S. economy, including with respect to its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. A relatively small number of Chinese companies represent a large portion of China’s total market and thus, may be more sensitive to adverse political or economic circumstances and market movements. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S., or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and in turn, the Fund’s investments. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.
Investments in China Risk.
  The Fund, from time to time, may invest in instruments that provide exposure to Chinese issuers, including China
A-Shares
and participation notes
(“P-notes”).
Such investments subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability, and related events may cause uncertainty in Chinese markets and adversely affect the Fund’s Chinese investments. In addition, to the extent the Fund invests in
A-Shares
through China’s foreign investments trading platform, Stock Connect, it will be subject trading, clearance and settlement procedures that are relatively untested in the People’s Republic of China (“PRC”), which could adversely affect the value of the Fund’s investments. In addition, the Fund’s investments in
A-Shares
through Stock Connect generally are subject to PRC securities regulations and listing rules, among other restrictions and may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in
A-Shares
through Stock Connect, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-Shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. To the extent the Fund invests in
P-notes,
it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the
P-note
seeks to replicate. As the purchaser of a
P-note,
the Fund is relying on the creditworthiness of the counterparty issuing the
P-note
and does not have the same rights under a
P-note
as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the
P-note.
In addition, there is no assurance that there will be a trading market for a
P-note
or that the trading price of a
P-note
will equal the value of the underlying security.
Sector Risk.
  The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2021, the Fund had significant exposure to the Information
Technology Sector, Consumer Staples Sector, Communication Services Sector, Financials Sector, and Consumer Discretionary Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk.
  The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Consumer Staples Sector Risk.
  The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable
household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Communication Services Sector Risk.
  Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Financials Sector Risk.
  The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”)
sub-industries.
Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.
Consumer Discretionary Sector Risk.
  The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Market Risk.
  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Large-Cap
Securities Risk.
  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Equity-Linked Securities Risk.
  Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.
Currency Risk.
  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Management Risk.
  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s
Sub-Adviser
in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.

Performance Information
The bar chart and table below show the performance of the Fund both year-by-year
and as an average over different periods of time. Performance prior to May 1, 2020 reflects the Fund’s investment performance when managed by a previous sub-adviser
pursuant to a different principal investment strategy. Since May 1, 2020, Vontobel Asset Management, Inc. has been responsible for the Fund’s day-to-day
portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2020 may have differed had Vontobel Asset Management, Inc. been responsible for the day-to-day
portfolio management during those periods.The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did
, returns would be lower.

Best Quarter	Worst Quarter
18.54%	-27.00%
6/30/2020	3/31/2020

Average Annual Total Return (for Periods Ended December 31, 2020)
Average Annual Total Returns - Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	10.43%	9.10%	2.36%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	18.31%	12.81%	3.63%